Property, plant & equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property, plant & equipment	Property, plant & equipment.

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2019	Ps. 5,575	Ps. 18,775	Ps. 38,465	Ps. 19,963	Ps. 14,749	Ps. 4,131	Ps. 479	Ps. 861	102,998
Additions (1)	4	27	392	816	2,581	6,392	—	112	10,324
Additions from business combinations	142	227	50	(13)	—	—	7	(8)	405
Transfer of completed projects	(253)	508	2,650	1,396	360	(5,004)	343	—	—
Disposals	(1)	(35)	(1,577)	(1,032)	(1,056)	—	(13)	(35)	(3,749)
Effects of changes in foreign exchange rates	(323)	(1,122)	(2,315)	(961)	(833)	(381)	(34)	(130)	(6,099)
Changes in value on the recognition of inflation effects	114	366	1,254	241	352	18	—	—	2,345
Cost as of December 31, 2019	Ps. 5,258	Ps. 18,746	Ps. 38,919	Ps. 20,410	Ps. 16,153	Ps. 5,156	Ps. 782	Ps. 800	Ps. 106,224

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2020	Ps. 5,258	Ps. 18,746	Ps. 38,919	Ps. 20,410	Ps. 16,153	Ps. 5,156	Ps. 782	Ps. 800	Ps. 106,224
Additions (1)	—	104	171	281	2,613	6,300	—	186	9,655
Additions from business combinations	158	—	87	—	—	—	—	—	245
Transfer of completed projects in progress	4	721	3,165	1,192	57	(5,187)	48	—	—
Disposals	(13)	(29)	(1,425)	(1,073)	(561)	(12)	(5)	(57)	(3,175)
Effects of changes in foreign exchange rates	(255)	(1,182)	(2,243)	(797)	(629)	(333)	(91)	(78)	(5,608)
Changes in value on the recognition of inflation effects	88	293	990	189	291	(30)	3	—	1,824
Cost as of December 31, 2020	Ps. 5,240	Ps. 18,653	Ps. 39,664	Ps. 20,202	Ps. 17,924	Ps. 5,894	Ps. 737	Ps. 851	Ps. 109,165

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2021	Ps. 5,240	Ps. 18,653	Ps. 39,664	Ps. 20,202	Ps. 17,924	Ps. 5,894	Ps. 737	Ps. 851	Ps. 109,165
Additions (1)	—	21	61	427	3,655	7,911	—	217	12,292
Transfer of completed projects in progress	—	731	4,791	1,351	31	(7,001)	95	2	—
Disposals	(6)	(20)	(2,680)	(1,614)	(2,299)	—	(62)	(16)	(6,697)
Effects of changes in foreign exchange rates	(144)	(637)	(1,919)	(556)	(365)	(70)	(22)	(77)	(3,790)
Changes in value on the recognition of inflation effects	140	326	1,260	319	487	—	138	321	2,991
Cost as of December 31, 2021	Ps. 5,230	Ps. 19,074	Ps. 41,177	Ps. 20,129	Ps. 19,433	Ps. 6,734	Ps. 886	Ps. 1,298	Ps. 113,961
(1)Total includes Ps. 3,784, Ps. 289 and Ps. 610 outstanding payment to suppliers, as of December 31, 2021, 2020 and 2019 respectively

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2019	Ps. —	Ps. (4,414)	Ps. (16,969)	Ps. (10,206)	Ps. (8,706)	Ps. —	Ps. (276)	Ps. (485)	Ps. (41,056)
Depreciation for the year	—	(386)	(2,862)	(2,211)	(2,734)	—	(108)	(86)	(8,387)
Disposals	—	14	1,049	966	1,079	—	9	28	3,145
Effects of changes in foreign exchange rates	—	223	1,013	583	571	—	12	62	2,464
Changes in value on the recognition of inflation effects	—	(92)	(629)	(164)	(302)	—	(2)	(14)	(1,203)
Accumulated depreciation as of December 31, 2019	Ps. —	Ps. (4,655)	Ps. (18,398)	Ps. (11,032)	Ps. (10,092)	Ps. —	Ps. (365)	Ps. (495)	Ps. (45,037)

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2020	Ps. —	Ps. (4,655)	Ps. (18,398)	Ps. (11,032)	Ps. (10,092)	Ps. —	Ps. (365)	Ps. (495)	Ps. (45,037)
Depreciation for the year	—	(490)	(2,828)	(2,148)	(2,779)	—	(40)	(130)	(8,415)
Disposals	—	19	1,125	989	536	—	1	36	2,706
Effects of changes in foreign exchange rates	—	165	854	464	432	—	31	165	2,111
Changes in value on the recognition of inflation effects	—	(82)	(595)	(132)	(250)	—	(6)	(5)	(1,070)
Accumulated depreciation as of December 31, 2020	Ps. —	Ps. (5,043)	Ps. (19,842)	Ps. (11,859)	Ps. (12,153)	Ps. —	Ps. (379)	Ps. (429)	Ps. (49,705)

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2021	Ps. —	Ps. (5,043)	Ps. (19,842)	Ps. (11,859)	Ps. (12,153)	Ps. —	Ps. (379)	Ps. (429)	Ps. (49,705)
Depreciation for the year	—	(484)	(2,793)	(2,097)	(2,708)	—	(80)	(122)	(8,284)
Disposals	—	6	2,336	1,493	2,390	—	62	10	6,297
Effects of changes in foreign exchange rates	—	162	867	372	222	—	8	48	1,679
Changes in value on the recognition of inflation effects	—	(139)	(946)	(209)	(427)	—	(6)	(38)	(1,765)
Accumulated depreciation as of December 31, 2021	Ps. —	Ps. (5,498)	Ps. (20,378)	Ps. (12,300)	Ps. (12,676)	Ps. —	Ps. (395)	Ps. (531)	Ps. (51,778)

Carrying Amount	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
As of December 31, 2019	Ps. 5,258	Ps. 14,091	Ps. 20,521	Ps. 9,378	Ps. 6,061	Ps. 5,156	Ps. 417	Ps. 305	Ps. 61,187
As of December 31, 2020	Ps. 5,240	Ps. 13,610	Ps. 19,822	Ps. 8,343	Ps. 5,771	Ps. 5,894	Ps. 358	Ps. 422	Ps. 59,460
As of December 31, 2021	Ps. 5,230	Ps. 13,576	Ps. 20,799	Ps. 7,829	Ps. 6,757	Ps. 6,734	Ps. 491	Ps. 767	Ps. 62,183